BORROWINGS 2 (Details) - USD ($) $ in Thousands	Aug. 03, 2017	Dec. 31, 2017	Dec. 19, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Bank and financial institutions		$ 6,011		$ 217
HSBC Bank (Argentina)
Disclosure of detailed information about borrowings [line items]
Bank and financial institutions		0		38
Banco Santander Rio (Argentina)
Disclosure of detailed information about borrowings [line items]
Bank and financial institutions		4		118
HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Bank and financial institutions		6,007		0
Line of credit facility, maximum borrowing capacity	$ 40,000
Coverage ratio	110.00%
Maximum amount of restricted payments	$ 10,000
Financial institution - Leasing (Uruguay)
Disclosure of detailed information about borrowings [line items]
Bank and financial institutions		$ 0		$ 61
LIBOR | HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%
Cost | HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Current borrowings			$ 6,000
Maximum | HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Percentage of capital expenditures over annual consolidated revenue	5.00%
Minimum | HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Percentage of annual revenue over intercompany payable outstanding	60.00%